Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss		$ (24,939,822)	$ (5,711,222)	$ (56,006,439)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		4,217,563	532,466	1,308,784
Depreciation and amortization	[1],[2]	2,058,527	3,271,051	2,350,640
Deferred income taxes			(755,973)	(1,284,166)
Loss on foreign exchange transactions		375,036	375,407	619,267
(Reversal)/provision for doubtful accounts		(575,384)	2,821,611	(1,509,486)
Impairment loss		8,426,865	15,371,643	28,246,010
Loss on disposal of property, plant and equipment		946,204
Reversal of impairment		(836,521)
Gain on lease modification			(308,763)
Revaluation adjustment on contingent liabilities		(3,714,000)	(32,774,594)	13,838,197
Other interest paid – loans		1,146,440	1,250,312	847,520
Interest expense on lease liabilities			787,341	491,336
Interest expense on convertible debt obligation			1,701,964
Interest Income			(45,104)	(26,380)
Revaluation of digital assets		(440,145)
Changes in operating assets and liabilities
Accounts receivable		(359,691)	2,570,324	1,161,349
Pledge deposit		711,026	(711,026)
Other receivables		7,437	21,027	(19,138)
Prepaid expenses and other current assets		(110,703)	62,111	1,489,459
Digital assets		(30,000,989)
Inventories		288,054	120,977	(545,449)
Accounts payable		(1,121,354)	2,706,803	(107,372)
Accrued expenses and other current liabilities		794,158	55,342	751,442
Contract liability		(1,018,760)	(2,824,190)	996,324
Current tax provision			(776,080)	220,570
Deferred tax liability		(2,281,654)
Income tax payable		79,696	(152,117)	(237,759)
Other non-current asset			1,448
Total Adjustments		(21,408,195)	(6,698,020)	48,591,148
Net cash used in operations		(46,348,017)	(12,409,242)	(7,415,291)
CASH FLOWS FROM INVESTING ACTIVITIES:
Interest received			45,104	26,380
Internally developed software		(492,900)	(438,228)	(743,995)
Acquisitions			(2,299,231)	(8,843,458)
Purchase of property, plant and equipment		(7,003)	(131,055)	(222,680)
Proceeds from disposal of property, plant and equipment		1,264
Purchase of investment in GU			(20,000)
Investment at fair value		(1,000,000)
Purchase of other non-current assets		(6,595,180)
Acquisition of intangible assets				(279,356)
Net cash used in investing activities:		(8,093,819)	(2,843,410)	(10,063,109)
CASH FLOWS FROM FINANCING ACTIVITIES:
Other interest paid - loans		(1,146,440)	(1,250,312)	(847,520)
Amount due to/from related party, net		(484,078)	1,546,010	(221,842)
Proceeds from derivative liability, net				(250,000)
Proceeds from IPO, net				17,308,453
Proceeds from convertible debt, net of issuance costs			8,923,994	4,184,964
Proceeds from equity issuances		49,542,323		2,701,215
Issuance from convertible debt				(509,311)
Repayment of lease liabilities			(775,728)	(957,430)
Proceeds from loans		10,000,000	2,000,000	972,593
Repayment of loans		(2,552,874)	(593,950)	(1,285,181)
Net cash provided by financing activities		55,358,931	9,850,014	21,095,941
Increase (decrease) in cash and cash equivalents during the year		917,095	(5,402,638)	3,617,541
Foreign exchange impact on cash		83,085	296,822	318,090
Cash and cash equivalents, beginning of year		614,753	5,720,569	1,784,938
CASH AND CASH EQUIVALENTS, END OF THE YEAR		$ 1,614,933	$ 614,753	$ 5,720,569

[1]	Consists of $0 (2023: $0) of Campus segment depreciation and amortization which is included in cost of revenue and $0 (2023: $332,498) which is included in operating expenses in the accompanying statements of operations
[2]	Consists of $589,415 (2023: $575,309) of Education segment depreciation and amortization which is included in cost of revenue and $1,469,112 (2023: $2,363,243) which is included in operating expenses in the accompanying statements of operations